Derivative Instruments and Hedging Activity:	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Derivative Instruments and Hedging Activity:
Derivative Instruments and Hedging Activity:

Note H — Derivative Instruments and Hedging Activity:

From time to time, we utilize commodity fixed price swaps in which the Company receives a fixed price for the contract and pays a floating market price to the counterparty to attempt to reduce exposure to fluctuations in the price of crude oil and natural gas.

The Company also sells fixed price call options in exchange for a premium. At the time of settlement, if the market price exceeds the fixed price of the call option, the Company pays the counterparty such excess on sold fixed price call options. If the market price settles below the fixed price of the call option, no payment is due from either party. This arrangement does not hedge the Company’s risk associated with product price decreases.

On October 2, 2013, the Company, through its subsidiary Cubic Asset, entered into a Call Option Structured Derivative arrangement with a third party that resulted in the receipt of an upfront payment at closing of approximately $35,000,000, through the sale of calls, which upfront payment approximated fair value of the calls sold at inception. As a result, the Call Option Structured Derivative arrangement was initially recognized and measured at the amount of its upfront payment.  Under the terms of the Call Option Structured Derivative arrangement, Cubic Asset sold calls to the third party covering (i) approximately 556,000 barrels of oil at a strike price set between $80 per barrel and $90 per barrel, and (ii) approximately 51.3 million MMBtu’s of gas at a strike price set between $3.45 per MMBtu and $3.90 per MMBtu. The scheduled volumes subject to the calls sold relate to production months from November 2013 through December 2018. The Company is subject to the price risks associated with product price changes that exceed the specified call prices.

On October 2, 2013, the Company, through its subsidiary Cubic Asset, entered into a Fixed Price Swap arrangement covering approximately 18,000 barrels of oil at a price of $92 per barrel. The scheduled volumes subject to the calls sold relate to production months from November 2013 through October 2016. Cubic Asset receives the fixed price and pays the third party the floating market price during the applicable production month for the amount of production subject to the call. This third party has a junior lien position on both of the assets of Cubic Asset and Cubic Louisiana.

All derivative contracts are carried at their fair value on the balance sheet and all unrealized gains and losses as well as realized gains and losses related to contract settlements are presented in the statement of operations as a gain or (loss) on derivatives. For the three months ended September 30, 2014, the Company reported a gain of $7,754,437, in the condensed consolidated statement of operations related to its commodity derivative instruments.

As of September 30, 2014, the following natural gas derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In MMBtu
2014	Call Option	26,449	2,433,309	$3.90
2015	Call Option	29,305	10,696,392	$3.70
2016	Call Option	30,292	11,056,752	$3.65
2017	Call Option	30,643	11,184,600	$3.55
2018	Call Option	22,609	8,252,340	$3.45

As of September 30, 2014, the following crude derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In Bbls
2014	Fixed Price Swap	22	2,067	$92.00
2015	Fixed Price Swap	15	5,532	$92.00
2016	Fixed Price Swap	8	2,900	$92.00

2014	Call Option	287	26,406	$90.00
2015	Call Option	312	113,952	$80.00
2016	Call Option	361	131,796	$80.00
2017	Call Option	328	119,868	$80.00
2018	Call Option	218	79,452	$80.00

Oil derivatives. Our oil derivatives are swap and call option contracts for notional Bbls of oil at interval NYMEX oil index prices.  The asset and liability values attributable to our oil derivatives as of the end of the reporting period are based on (i) the contracted notional volumes, (ii) independent active NYMEX future quotes for oil index prices, (iii) the applicable estimated credit-adjusted risk free rate curve, and (iv) the implied rate of volatility inherent in the call option contracts.  The implied rates of volatility were determined based on average NYMEX oil index prices.

Natural gas derivatives. Our natural gas derivatives are option contracts for notional MMcf of natural gas at NYMEX penultimate index prices. The asset and liability values attributable to our natural gas derivatives as of the end of the reporting period are based on (i) the contracted notional volumes and (ii) the applicable credit-adjusted risk-free rate curve and (iii) the implied rate of volatility inherent in the call option contracts. The implied rates of volatility were determined based on average NYMEX penultimate index prices.

Additional Disclosures about Derivative Instruments and Hedging Activities

The tables below provide information on the location and amounts of derivative fair values in the condensed consolidated balance sheet and derivative gains and losses in the condensed consolidated statement of operations for derivative instruments that are not designated as hedging instruments:

	Fair Values of Derivative Instruments
	Derivative Assets (Liabilities)
		Fair Value
	Balance Sheet Location	September 30, 2014	September 30, 2013

Derivatives not designated as hedging instruments
Commodity derivative contracts	Assets	$—	$—
Commodity derivative contracts	Current Liabilities	(5,203,987)	—
Commodity derivative contracts	Long-term Liabilities	(19,892,549)	—
Total derivatives not designated as hedging instruments		$(25,096,536)	$—

	Amount of Gain Recognized in Income on Derivatives
		Amount of Gain Recognized in Income on Derivatives for the Three Months Ended
	Location of Gain Recoginized in Income of Derivatives	September 30, 2014	September 30, 2013

Derivatives not designated as hedging instruments
Commodity derivative contracts	Gain on derivatives	$7,754,437	$—
Total derivatives not designated as hedging instruments		$7,754,437	$—

Volumes and Fair Value of Oil and Natural Gas Derivative Financial Instruments

	Volume MMBtus/Bbls	Fair Value per MMBtu or Barrel	Fair value at September 30, 2014	Current Disclosure	Non-Current Disclosure
Natural gas :

Call Options:
2014 (10/1/2014-12/31/2014)	2,433,309	$(0.24)	$(590,483)	$(590,483)	$—
2015	10,696,392	$(0.46)	(5,143,182)	(3,807,916)	(1,335,266)
2016	11,056,752	$(0.49)	(5,642,628)	—	(5,642,628)
2017	11,184,600	$(0.53)	(6,105,860)	—	(6,105,860)
2018	8,252,340	$(0.52)	(4,413,627)	—	(4,413,627)
Total natural gas			$(21,895,780)	$(4,398,399)	$(17,497,381)

Oil:
Swaps:
2014 (10/1/2014-12/31/2014)	2,067	$0.98	$2,021	$2,021	$—
2015	5,532	$3.34	18,497	13,059	5,438
2016	2,900	$4.21	12,201	—	12,201
			$32,719	$15,080	$17,639
Call Options:
2014 (10/1/2014-12/31/2014)	26,406	$(2.28)	$(60,162)	$(60,162)	$—
2015	113,952	$(8.74)	(996,254)	(760,506)	(235,748)
2016	131,796	$(7.30)	(962,737)	—	(962,737)
2017	119,868	$(6.43)	(770,881)	—	(770,881)
2018	79,452	$(5.58)	(443,441)	—	(443,441)
Total oil			$(3,233,475)	$(820,668)	$(2,412,807)
Total oil and natural gas derivatives			$(25,096,536)	$(5,203,987)	$(19,892,549)

Note I — Derivative Instruments and Hedging Activity:

From time to time, we utilize commodity fixed price swaps in which the Company receives a fixed price for the contract and pays a floating market price to the counterparty to attempt to reduce exposure to fluctuations in the price of crude oil and natural gas.

The Company also sells fixed price call options in exchange for a premium. At the time of settlement, if the market price exceeds the fixed price of the call option, the Company pays the counterparty such excess on sold fixed price call options. If the market price settles below the fixed price of the call option, no payment is due from either party. This arrangement does not hedge the Company’s risk associated with product price decreases.

On October 2, 2013, the Company, through its subsidiary Cubic Asset, entered into a Call Option Structured Derivative arrangement with a third party that resulted in the receipt of an upfront payment at closing of approximately $35,000,000, through the sale of calls, which upfront payment approximated fair value of the calls sold at inception. As a result, the Call Option Structured Derivative arrangement was initially recognized and measured at the amount of its upfront payment.  Under the terms of the Call Option Structured Derivative arrangement, Cubic Asset sold calls to the third party covering (i) approximately 556,000 barrels of oil at a strike price set between $80 per barrel and $90 per barrel, and (ii) approximately 51.3 million MMBtu’s of gas at a strike price set between $3.45 per MMBtu and $3.90 per MMBtu. The scheduled volumes subject to the calls sold relate to production months from November 2013 through December 2018. The Company is subject to the price risks associated with product price changes that exceed the specified call prices.

On October 2, 2013, the Company, through its subsidiary Cubic Asset, entered into a Fixed Price Swap arrangement covering approximately 18,000 barrels of oil at a price of $92 per barrel. The scheduled volumes subject to the calls sold relate to production months from November 2013 through October 2016. Cubic Asset receives the fixed price and pays the third party the floating market price during the applicable production month for the amount of production subject to the call. This third party has a junior lien position on both of the assets of Cubic Asset and Cubic Louisiana.

All derivative contracts are carried at their fair value on the balance sheet and all unrealized gains and losses as well as realized gains and losses related to contract settlements are presented in the statement of operations as a gain or (loss) on derivatives. For the year ended June 30, 2014, the Company reported a loss of $3,056,053, in the consolidated statement of operations related to its commodity derivative instruments.

As of June 30, 2014, the following natural gas derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In MMBtu
2014	Call Option	26,449	4,866,618	$3.90
2015	Call Option	29,305	10,696,392	$3.70
2016	Call Option	30,292	11,056,752	$3.65
2017	Call Option	30,643	11,184,600	$3.55
2018	Call Option	22,609	8,252,340	$3.45

As of June 30, 2014, the following crude derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In Bbls
2014	Fixed Price Swap	23	4,134	$92.00
2015	Fixed Price Swap	15	5,532	$92.00
2016	Fixed Price Swap	8	2,900	$92.00

2014	Call Option	287	52,812	$90.00
2015	Call Option	312	113,952	$80.00
2016	Call Option	361	131,796	$80.00
2017	Call Option	328	119,868	$80.00
2018	Call Option	218	79,452	$80.00

Oil derivatives. Our oil derivatives are swap and call option contracts for notional Bbls of oil at interval NYMEX oil index prices.  The asset and liability values attributable to our oil derivatives as of the end of the reporting period are based on (i) the contracted notional volumes, (ii) independent active NYMEX future quotes for oil index prices, (iii) the applicable estimated credit-adjusted risk free rate curve, and (iv) the implied rate of volatility inherent in the call option contracts.  The implied rates of volatility were determined based on average NYMEX oil index prices.

Natural gas derivatives. Our natural gas derivatives are option contracts for notional MMcf of natural gas at NYMEX penultimate index prices. The asset and liability values attributable to our natural gas derivatives as of the end of the reporting period are based on (i) the contracted notional volumes and (ii) the applicable credit-adjusted risk-free rate curve and (iii) the implied rate of volatility inherent in the call option contracts. The implied rates of volatility were determined based on average NYMEX penultimate index prices.

Additional Disclosures about Derivative Instruments and Hedging Activities

The tables below provide information on the location and amounts of derivative fair values in the condensed consolidated balance sheet and derivative gains and losses in the condensed consolidated statement of operations for derivative instruments that are not designated as hedging instruments:

	Fair Values of Derivative Instruments
	Derivative Assets(Liabilities)
		Fair Value
	Balance Sheet Location	June 30, 2014	June 30, 2014

Derivatives not designated as hedging instruments
Commodity derivative contracts	Assets	$—	$—
Commodity derivative contracts	Current Liabilities	(8,065,417)	—
Commodity derivative contracts	Long-term Liabilities	(25,052,008)	—
Total derivatives not designated as hedging instruments		$(33,117,425)	$—

	Amount of Gain (Loss) Recognized in Income on Derivatives
		Amount of Gain (Loss) Recognized in Income on Derivatives for the Year Ended
	Location of Gain (Loss) Recognized in Income on Derivatives	June 30, 2014	June 30, 2013

Derivatives not designated as hedging instruments
Commodity derivative contracts	Loss on derivatives	$(3,056,053)	$—
Total derivatives not designated as hedging instruments		$(3,056,053)	$—

Volumes and Fair Value of Oil and Natural Gas Derivative Financial Instruments

	Volume MMBtus/Bbls	Fair Value per MMBtu or Barrel	Fair value at June 30, 2014	Current Disclosure	Non-Current Disclosure
Natural gas :

Call Options:
2014 (7/1/2014-12/31/2014)	4,866,618	$0.60	$2,917,537	$2,917,537	$—
2015	10,696,392	$0.55	6,175,384	3,453,152	2,722,232
2016	11,056,752	$0.55	6,289,449	—	6,289,449
2017	11,184,600	$0.60	6,964,278	—	6,964,278
2018	8,252,340	$0.65	5,432,791	—	5,432,791
Total natural gas			$27,779,439	$6,370,689	$21,408,750

Oil:
Swaps:
2014 (7/1/2014-12/31/2014)	4,134	$10.14	$41,910	$41,910	$—
2015	5,532	$3.79	20,947	14,801	6,146
2016	2,900	$(0.52)	(1,504)	—	(1,504)
			$61,353	$56,711	$4,642
Call Options:
2014 (7/1/2014-12/31/2014)	52,812	$12.85	$678,854	$678,855	$—
2015	113,952	$15.13	1,724,331	959,162	765,168
2016	131,796	$10.14	1,336,521	—	1,336,521
2017	119,868	$8.32	987,073	—	987,073
2018	79,452	$6.92	549,854	—	549,854
Total oil			$5,276,633	$1,638,017	$3,638,616
Total oil and natural gas derivatives			$33,117,425	$8,065,417	$25,052,008